INCOME TAXES - Narrative (Details) $ in Millions		12 Months Ended
	May 22, 2020	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net operating loss carryforwards
Valuation allowance		$ 243,000,000	$ 673,000,000
Valuation allowance releases		(400,000,000)	(259,000,000)
Deferred income tax liabilities on the unremitted earnings of foreign investments		684,000,000	648,000,000
Income tax payments, net of refunds		252,000,000	713,000,000	$ 338,000,000
Interest expense (recovery) reflected within net tax expense		4,000,000	4,000,000	(1,000,000)
Accrued interest expense		11,000,000	7,000,000
Income tax penalties expense		0	0	0
Income tax penalties accrued		0	0
Deferred income tax recovery				$ (115,000,000)
Coastal GasLink
Net operating loss carryforwards
Ownership interest sold	65.00%
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards		3,671,000,000	1,929,000,000
Capital loss carryforwards unrecognized		253,000,000	598,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits		$ 106,000,000	$ 102,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards					$ 849	$ 1,098
Mexican Tax Authority
Net operating loss carryforwards
Unused net operating loss carryforwards					$ 13	$ 4